Business Acquisition - Purchase Price (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jul. 03, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Baker Hughes share price on July 3, 2017 per share (in dollars per share)		$ 31.64
GE Transaction Agreement
Business Acquisition [Line Items]
Baker Hughes shares outstanding (in shares)	426,097,407
Restricted stock units vested at closing (in shares)	1,611,566
Baker Hughes share price on July 3, 2017 per share (in dollars per share)	$ 57.68
Total purchase consideration	$ 24,798
Options | GE Transaction Agreement
Business Acquisition [Line Items]
Purchase consideration	114
Restricted Stock Units (RSUs)
Business Acquisition [Line Items]
Restricted stock units vested at closing (in shares)		471,000
Restricted Stock Units (RSUs) | GE Transaction Agreement
Business Acquisition [Line Items]
Purchase consideration	14
Common Stock | GE Transaction Agreement
Business Acquisition [Line Items]
Purchase consideration	$ 24,670
Common Stock | Class A
Business Acquisition [Line Items]
Baker Hughes shares outstanding (in shares)		422,208,000	0
Common Stock | Class A | GE Transaction Agreement
Business Acquisition [Line Items]
Total Baker Hughes shares for purchase price consideration (in shares)	427,709,000